Notes payable (Details Narrative)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Short-term Debt [Line Items]
Short-term loan	$ 6,165,000			$ 4,030,000
Short-term loan from shareholders	$ 84,000			$ 85,000
Weighted-average interest rate	10.00%	10.00%	10.00%	10.00%
Line of Credit [Member] | ExWorks
Short-term Debt [Line Items]
Short-term loan				$ 4,030,000
Loans Payable [Member] | UBS
Short-term Debt [Line Items]
Short-term loan from shareholders	$ 91,686	SFr 83,600
Loans Payable [Member] | Harbert European Specialty Lending Company [Member]
Short-term Debt [Line Items]
Short-term loan from shareholders	2,043,564		€ 1,796,302
Loans Payable [Member] | WISeKey SAARC Ltd
Short-term Debt [Line Items]
Short-term loan from shareholders	$ 83,932			$ 84,721